Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2010
Registrant Name	dei_EntityRegistrantName	Javelin Exchange-Traded Trust
Central Index Key	dei_EntityCentralIndexKey	0001411903
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Apr. 29, 2011
JETS(SM) Contrarian Opportunities Index Fund (Prospectus Summary) | JETS(SM) Contrarian Opportunities Index Fund | JETS(SM) Contrarian Opportunities Index Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JCO